UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Institutional Money Market Portfolio

5/31/10
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Institutional Money Market Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 5.3%
Major Banks – 5.3%
Abbey National Treasury Services PLC (US Branch), 0.23%, due 6/25/10	$1,700,000	$1,700,000
Abbey National Treasury Services PLC (US Branch), 0.39%, due 7/20/10	56,200,000	56,200,000
BNP Paribas/New York Branch, 0.23%, due 6/15/10	6,800,000	6,800,000
Credit Suisse, New York, 0.82%, due 8/02/10	20,000,000	20,000,000
Royal Bank of Canada/New York Branch, 0.34%, due 8/09/10	16,100,000	16,100,000

Total Certificates of Deposit, at Amortized Cost and Value		$100,800,000

Commercial Paper (y) – 64.6%
Computer Software - Systems – 3.1%
International Business Machines Corp., 0.2%, due 6/03/10 (t)	$58,433,000	$58,432,350

Conglomerates – 3.1%
United Technologies, 0.19%, due 6/02/10 (t)	$58,432,000	$58,431,682

Electronics – 2.3%
Emerson Electric Co., 0.19%, due 7/20/10 (t)	$20,925,000	$20,919,589
Emerson Electric Co., 0.23%, due 6/28/10 (t)	22,500,000	22,496,119

		$43,415,708

Financial Institutions – 2.0%
General Electric Capital Corp., 0.23%, due 6/10/10	$943,000	$942,946
General Electric Capital Corp., 0.25%, due 6/23/10	38,018,000	38,012,192

		$38,955,138

Food & Beverages – 9.9%
Coca-Cola Co., 0.2%, due 6/07/10 (t)	$9,044,000	$9,043,699
Coca-Cola Co., 0.24%, due 6/10/10 (t)	49,566,000	49,563,026
Coca-Cola Co., 0.25%, due 7/19/10 (t)	4,411,000	4,409,530
Nestle Capital Corp., 0.36%, due 8/17/10 (t)	63,070,000	63,021,436
PepsiCo, Inc., 0.17%, due 6/21/10 (t)	26,625,000	26,622,485
PepsiCo, Inc., 0.2%, due 6/17/10 (t)	36,406,000	36,402,764

		$189,062,940

Major Banks – 18.9%
ANZ National (International) Ltd., 0.3%, due 6/14/10	$25,730,000	$25,727,213
ANZ National (International) Ltd., 0.5%, due 8/23/10	31,330,000	31,293,883
Bank of America Corp., 0.22%, due 6/01/10	57,223,000	57,223,000
BNP Paribas/New York Branch, 0.35%, due 8/26/10	57,901,000	57,852,588
Credit Suisse New York, 0.26%, due 6/07/10	30,000,000	29,998,700
Goldman Sachs Group, Inc., 0.24%, due 6/02/10	34,000,000	33,999,773
Goldman Sachs Group, Inc., 0.31%, due 6/21/10	22,704,000	22,700,090
JPMorgan Chase & Co., 0.22%, due 6/02/10	6,481,000	6,480,960
JPMorgan Chase & Co., 0.23%, due 6/01/10	32,878,000	32,878,000
JPMorgan Chase & Co., 0.23%, due 6/18/10	1,617,000	1,616,824
JPMorgan Chase & Co., 0.26%, due 9/16/10	22,444,000	22,426,656
Westpac Banking Corp., 0.22%, due 6/16/10 (t)	38,963,000	38,959,428

		$361,157,115

Medical Equipment – 2.0%
Merck & Co., Inc., 0.22%, due 6/23/10 (t)	$39,000,000	$38,994,757

Other Banks & Diversified Financials – 15.4%
Bank of Nova Scotia, 0.36%, due 8/09/10	$54,223,000	$54,185,586
Citigroup Funding, Inc., 0.37%, due 6/17/10	30,993,000	30,987,903
Citigroup Funding, Inc., 0.47%, due 7/26/10	26,494,000	26,474,976
HSBC USA, Inc., 0.21%, due 6/04/10	28,000,000	27,999,510
HSBC USA, Inc., 0.26%, due 6/25/10	31,494,000	31,488,541
Rabobank USA Financial Corp., 0.275%, due 7/29/10	65,522,000	65,492,970
UBS Finance Delaware LLC, 0.22%, due 6/03/10	2,286,000	2,285,972

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MFS Institutional Money Market Portfolio

PORTFOLIO OF INVESTMENTS (unaudited) 5/31/10 - continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) – continued
Other Banks & Diversified Financials – continued
UBS Finance Delaware LLC, 0.25%, due 6/02/10	$54,420,000	$54,419,622
		$293,335,080
Pharmaceuticals – 2.8%
Abbott Laboratories, 0.18%, due 6/07/10 (t)	$20,179,000	$20,178,395
Abbott Laboratories, 0.19%, due 6/08/10 (t)	32,595,000	32,593,796
		$52,772,191
Retailers – 3.1%
Wal-Mart Stores, Inc., 0.25%, due 6/03/10 (t)	$34,530,000	$34,529,643
Wal-Mart Stores, Inc., 0.2%, due 6/02/10 (t)	23,875,000	23,874,867
		$58,404,510
Tobacco – 2.0%
Philip Morris International, Inc., 0.23%, due 6/25/10 (t)	$20,000,000	$19,996,933
Philip Morris International, Inc., 0.24%, due 6/03/10 (t)	19,000,000	18,999,747
		$38,996,680

Total Commercial Paper, at Amortized Cost and Value		$1,231,958,151

U.S. Government Agencies and Equivalents (y) – 8.0%
Fannie Mae, 0.185%, due 9/01/10	$45,000,000	$44,970,611
Fannie Mae, 0.22%, due 8/25/10	31,500,000	31,483,638
Farmer Mac, 0.165%, due 6/10/10	23,000,000	22,999,051
Freddie Mac, 0.25%, due 9/02/10	53,400,000	53,365,513

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$152,818,813

Floating Rate Demand Notes – 2.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.18%, due 6/01/10	$700,000	$700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.18%, due 6/01/10	17,900,000	17,900,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.17%, due 6/01/10	22,000,000	22,000,000

Total Floating Rate Demand Notes, at Amortized Cost and Value		$40,600,000

Repurchase Agreements – 20.0%
Bank of America, 0.19%, dated 5/28/10, due 6/01/10, total to be received $190,745,027 (secured by U.S Treasury and Federal Agency obligations and Mortgage Backed securities valued at $194,556,555 in an individually traded account)	$190,741,000	$190,741,000
Goldman Sachs, 0.19%, dated 5/28/10, due 6/01/10, total to be received $190,745,027 (secured by U.S Treasury and Federal Agency obligations and Mortgage Backed securities valued at $194,556,519 in an individually traded account)	190,741,000	190,741,000

Total Repurchase Agreements, at Cost		$381,482,000

Total Investments, at Amortized Cost and Value		$1,907,658,964

Other Assets, Less Liabilities – (0.0)%		(240,200)

Net Assets – 100.0%		$1,907,418,764

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $1,907,658,964.

The following abbreviations are used in this report and are defined:

PLC     Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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MFS Institutional Money Market Fund

Supplemental Information (Unaudited) 5/31/10

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$1,907,658,964	$—	$1,907,658,964

For further information regarding security characteristics, see the Portfolio of Investments.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 19, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 19, 2010

*	Print name and title of each signing officer under his or her signature.